LOANS RECEIVABLE Q - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Receivables [Abstract]
Interest income related to loans receivable	$ 14.1	$ 12.8	$ 26.7	$ 25.4